INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Before Income Taxes

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	—	34,263	(43,486)	(6,980)
British Virgin Islands	—	—	(18,881)	(3,031)
Hong Kong	9,407	6,585	5,369	862
The PRC	49,953	86,568	33,836	5,431

Total	59,360	127,416	(23,162)	(3,718)

Current and Deferred Components of Income Tax Benefit Expense

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense (benefit)	21,593	19,294	(5,969)	(958)
Deferred tax benefit	(2,946)	(55,221)	(2,720)	(437)

	18,647	(35,927)	(8,689)	(1,395)

Reconciliation of Income Taxes Computed at PRC Statutory Tax Rate to Effective Income Tax Provision

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax expense (benefit) is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Income (loss) before income taxes	59,360	127,416	(23,162)	(3,718)

Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	14,840	31,854	(5,791)	(930)
Foreign tax rate differential	2,408	(10,565)	12,081	1,939
Deemed profits taxation basis differential in Shenzhen Douwan*	—	(18,118)	—	—
Non-deductible expenses	98	2,983	1,630	262
Non-taxable income	(33)	—	—	—
Effect of change in tax status/rate	—	—	(8,643)	(1,387)
Withholding tax on dividend distribution	—	7,000	—	—
Effect of tax holidays	(11)	—	(17,045)	(2,736)
Outside basis differences in the VIE	—	(51,432)	—	—
Current/deferred rate differential	471	(108)	3,196	513
Increase in valuation allowance	811	1,073	3,184	511
Interest and penalties on unrecognized tax benefits	63	1,386	2,643	424
Others	—	—	56	9

Income tax expense (benefit)	18,647	(35,927)	(8,689)	(1,395)

*	Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.

Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Aggregate amount	11	—	17,045	2,736

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic	—	—	0.06	0.01

Diluted	—	—	0.06	0.01

Components of Deferred Taxes

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	1,774	1,861	299
Less: Valuation allowance	(283)	(1,599)	(257)

Deferred tax assets, current portion, net	1,491	262	42

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	388	473	76
Government grants	538	323	52
Net operating loss carryforwards	1,616	2,827	454
Less: Valuation allowance	(1,626)	(3,494)	(561)

Deferred tax assets, non-current portion, net	916	129	21

Deferred tax liabilities, non-current portion:
Intangible assets	12,580	7,844	1,259

Deferred tax liabilities, non-current portion, net	12,580	7,844	1,259

Roll-Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at the beginning of year	—	19,563	25,262	4,055
Increase from business acquisitions	2,470	—	—	—
Increase related to current year tax positions	17,093	5,699	4,800	770
Decrease related to prior year tax position.	—	—	(9,432)	(1,513)
Lapse of statute of limitations	—	—	(60)	(10)

Balance at the end of year	19,563	25,262	20,570	3,302